Employee Benefit Plan	12 Months Ended
Jun. 30, 2023
Retirement Benefits [Abstract]
Employee Benefit Plan

17. Employee Benefit Plan

A 401(k) plan is provided that covers substantially all employees meeting certain age and service requirements. We make discretionary contributions to the 401(k) plan.

We recorded matching contributions of $1.5 million and $1.4 million, respectively for the years ended June 30, 2023 and 2022.